UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-08765

MANAGED HIGH YIELD PLUS FUND, INC.
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York	10019-6114
(Address of principal executive offices)	(Zip code)

Eric Sanders
UBS Global Asset Management (Americas) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Registrant’s telephone number, including area code:		888-793-8637

Date of fiscal year end:	5/31

Date of reporting period:	7/1/2006 - 6/30/2007

Item 1.           Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08765

Managed High Yield Plus Fund, Inc.

51 West 52nd Street

New York, New York  10019-6114

888-793-8637

Eric Sanders

UBS Global Asset Management (Americas) Inc.

51 West 52nd Street

New York, New York  10019-6114

Fiscal year end:  5/31

Reporting Period:  07/01/2006 - 06/30/2007

====================== MANAGED HIGH YIELD PLUS FUND, INC. ======================

ADELPHIA COMMUNICATIONS CORP.

Ticker:       ADELQ          Security ID:  006848303

Meeting Date: SEP 12, 2006   Meeting Type: Written Consent

Record Date:  MAY 1, 2006

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     POTENTIAL ARAHOVA SETTLEMENT              None      Did Not    Management

                                                          Vote

2     POTENTIAL FRONTIERVISION HOLDCO           None      Did Not    Management

      SETTLEMENT                                          Vote

3     POTENTIAL OLYMPUS PARENT SETTLEMENT       None      Did Not    Management

                                                          Vote

4     INTER-CREDITOR DISPUTE HOLDBACK           None      Did Not    Management

                                                          Vote

--------------------------------------------------------------------------------

AMERICAN TOWER CORP.

Ticker:       AMT            Security ID:  029912201

Meeting Date: MAY 9, 2007    Meeting Type: Annual

Record Date:  MAR 12, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Director Raymond P. Dolan           For       For        Management

1.2   Elect Director Ronald M. Dykes            For       For        Management

1.3   Elect Director Carolyn F. Katz            For       For        Management

1.4   Elect Director Gustavo Lara Cantu         For       For        Management

1.5   Elect Director Pamela D.A. Reeve          For       For        Management

1.6   Elect Director David E. Sharbutt          For       For        Management

1.7   Elect Director James D. Taiclet, Jr.      For       For        Management

1.8   Elect Director Samme L. Thompson          For       For        Management

2     Approve Omnibus Stock Plan                For       For        Management

3     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

XO HOLDINGS, INC.

Ticker:       XOHO           Security ID:  98417K106

Meeting Date: JUN 12, 2007   Meeting Type: Annual

Record Date:  APR 23, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1.1   Elect Director Carl C. Icahn              For       Withhold   Management

1.2   Elect Director Carl J. Grivner            For       Withhold   Management

1.3   Elect Director Peter Shea                 For       Withhold   Management

1.4   Elect Director Adam Dell                  For       For        Management

1.5   Elect Director Fredrik C. Gradin          For       For        Management

1.6   Elect Director Vincent J. Intrieri        For       Withhold   Management

1.7   Elect Director Robert L. Knauss           For       For        Management

1.8   Elect Director Keith Meister              For       Withhold   Management

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed High Yield Plus Fund, Inc.

Kai Sotorp

President

Managed High Yield Plus Fund, Inc.

Head of the Americas

UBS Global Asset Management (Americas) Inc.

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed High Yield Plus Fund, Inc.

By (Signature and Title)	/s/ Kai R. Sotorp*, President

*(Signature affixed by Joseph Allessie by Power of Attorney effective July 17, 2007 and filed herewith)

Date	August 23, 2007

* Print the name and title of each signing officer under his or her signature.

UBS Cashfund Inc.

UBS Index Trust

UBS Investment Trust

UBS Money Series

UBS Managed Municipal Trust

UBS Master Series, Inc.

UBS Municipal Money Market Series

UBS RMA Money Fund, Inc.

UBS RMA Tax-Free Fund, Inc.

UBS Series Trust

UBS PACE Select Advisors Trust

Global High Income Fund Inc.

Insured Municipal Income Fund Inc.

Investment Grade Municipal Income Fund Inc.

Managed High Yield Plus Fund Inc.

Strategic Global Income Fund, Inc.

The UBS Funds

SMA Relationship Trust

Fort Dearborn Income Securities Inc.

UBS Relationship Funds

Power of Attorney

Kai R. Sotorp, whose signature appears below, does hereby constitute and appoint Joseph Allessie, Keith Weller, Tammie Lee and Eric Sanders, each an officer of the above named investment companies (each hereafter the “Company”) individually with power of substitution or resubstitution, his true  and lawful attorney-in-fact and agent (“Attorney-in-Fact”) with full power of substitution and resubstitution for him in his name, place and stead, in any and all capacities, to file with the Securities and Exchange Commission the Company’s proxy voting record on Form N-PX with all exhibits and any amendments thereto, and sign Form N-PX and any amendments thereto in the name and on behalf of the undersigned as President and/or principal executive officer of the Company any and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said Attorney-in-Fact shall do or cause to be done by virtue thereof.

This Power of Attorney shall be revocable at any time by a writing signed by the undersigned and shall terminate automatically with respect to the Attorney-in-Fact named above if such Attorney-in-Fact ceases to be an officer of the Company and with respect to the Attorney-in-Fact named above if the undersigned ceases to be President and/or principal executive officer of the Company.

Effective Date:

July 17, 2007

By:	/s/ Kai R. Sotorp
Kai R. Sotorp